Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Core Scientific, Inc./tx
Entity Central Index Key	0001839341
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false